Finance Costs - Net (Schedule of Finance Costs Net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Debt accretion and capitalized interest:
Promissory note (Note 7)	$ 501
Convertible debt (Notes 8)	2,105	3,429
Non-convertible debt (Notes 9)	12,305	17,131
Environmental rehabilitation provision accretion (Note 6)	2,072	1,796
Other finance costs	681	858
Less: amounts capitalized on qualifying assets	(14,751)	(20,560)
Finance costs	2,913	2,654
Interest income:
Cash interest income	(218)	(237)
Restricted deposits income	(1,163)
Finance income	(1,381)	(273)
Finance costs - net	$ 1,532	$ 2,381